COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2016	$14,883
2017	12,438
2018	11,420
2019	9,034
2020	8,569
2021 and thereafter	11,201

$67,545